Portfolio of Investments

March 31, 2023 (unaudited)

Baillie Gifford International All Cap Fund

	Shares	Value
COMMON STOCKS — 96.5%

AUSTRALIA — 1.5%
Cochlear Ltd.	31,264	$4,977,242

BELGIUM — 1.6%
Anheuser-Busch InBev SA/NV	79,855	5,323,126

BRAZIL — 3.3%
MercadoLibre, Inc. *	5,300	6,985,718
Raia Drogasil SA	842,000	4,051,807
		11,037,525
CANADA — 2.3%
Canadian Pacific Railway Ltd.	38,921	2,997,046
Shopify, Inc., Class A *	99,040	4,747,978
		7,745,024
CHINA — 11.1%
Alibaba Group Holding Ltd. *	389,656	4,935,187
Baidu, Inc., Class A *	147,608	2,781,123
BeiGene Ltd. *	141,869	2,361,370
Contemporary Amperex Technology Co., Ltd., Class A	53,055	3,140,409
Li Ning Co., Ltd.	411,000	3,232,069
LONGi Green Energy Technology Co., Ltd., Class A	494,486	2,909,701
Meituan, Class B *	193,200	3,505,076
Ping An Insurance Group Co. of China Ltd., Class H	588,500	3,807,132
Prosus NV *	106,039	8,303,285
Trip.com Group Ltd. *	65,804	2,479,062
		37,454,414
DENMARK — 0.6%
DSV A/S	9,869	1,913,575

FRANCE — 5.1%
Kering	5,835	3,806,919
LVMH Moet Hennessy Louis Vuitton SE	7,128	6,542,852
Remy Cointreau SA	30,295	5,516,216
Ubisoft Entertainment SA *	44,099	1,175,378
		17,041,365
GERMANY — 3.5%
adidas AG	15,599	2,765,274
Auto1 Group SE *	173,896	1,233,779
Nemetschek SE	37,634	2,597,906
Zalando SE *	121,257	5,081,946
		11,678,905
HONG KONG — 3.2%
AIA Group Ltd.	556,400	5,835,166
Techtronic Industries Co., Ltd.	453,500	4,913,724
		10,748,890
INDIA — 4.5%
Housing Development Finance Corp., Ltd.	244,850	7,851,867
ICICI Lombard General Insurance Co., Ltd.	100,914	1,315,221
MakeMyTrip Ltd. *	54,285	1,328,354
Reliance Industries Ltd.	86,825	2,468,833

See previously submitted notes to the financial statements for the year ended December 31, 2022.

Portfolio of Investments

March 31, 2023 (unaudited)

Baillie Gifford International All Cap Fund

	Shares	Value
United Spirits Ltd. *	226,881	$2,093,542
		15,057,817
JAPAN — 17.7%
Cosmos Pharmaceutical Corp.	3,300	297,166
Denso Corp.	48,900	2,760,280
Kao Corp.	36,600	1,424,665
Keyence Corp.	9,600	4,705,044
Murata Manufacturing Co., Ltd.	82,700	5,040,172
Nidec Corp.	63,300	3,294,196
Olympus Corp.	317,800	5,581,447
Pigeon Corp.	107,000	1,657,856
Recruit Holdings Co., Ltd.	87,500	2,407,041
Shimano, Inc.	22,500	3,901,180
Shiseido Co., Ltd.	157,900	7,402,865
SMC Corp.	11,300	5,990,316
Sugi Holdings Co., Ltd.	30,500	1,311,012
Suzuki Motor Corp.	72,000	2,622,054
Sysmex Corp.	68,300	4,482,637
Unicharm Corp.	105,400	4,332,546
Z Holdings Corp.	738,800	2,094,832
		59,305,309
MEXICO — 0.7%
Wal-Mart de Mexico SAB de CV	601,349	2,402,726

NETHERLANDS — 7.1%
Adyen NV *	3,175	5,059,136
ASML Holding NV	12,584	8,575,344
EXOR NV *	41,878	3,453,242
IMCD NV	29,372	4,802,789
Topicus.com, Inc. *	28,291	2,021,713
		23,912,224
NEW ZEALAND — 1.1%
Xero Ltd. *	62,192	3,772,034

PORTUGAL — 1.5%
Jeronimo Martins SGPS SA	211,633	4,967,630

SINGAPORE — 2.5%
United Overseas Bank Ltd.	371,399	8,330,125

SOUTH KOREA — 0.6%
Coupang, Inc. *	116,967	1,871,472

SWEDEN — 5.7%
Atlas Copco AB, A Shares	35,164	445,470
Atlas Copco AB, B Shares	594,979	6,843,891
Epiroc AB, B Shares	236,234	4,027,899
Investor AB, B Shares	303,321	6,042,335
Nibe Industrier AB, B Shares	167,807	1,912,853
		19,272,448
SWITZERLAND — 3.8%
Cie Financiere Richemont SA	58,052	9,308,996
Lonza Group AG	5,662	3,408,522
		12,717,518

See previously submitted notes to the financial statements for the year ended December 31, 2022.

Portfolio of Investments

March 31, 2023 (unaudited)

Baillie Gifford International All Cap Fund

	Shares	Value
TAIWAN — 3.7%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	133,327	$12,402,077

THAILAND — 0.4%
Thai Beverage PCL	2,842,700	1,347,879

UNITED KINGDOM — 10.9%
Ashtead Group PLC	47,742	2,931,594
Auto Trader Group PLC	798,871	6,093,547
Burberry Group PLC	118,349	3,789,515
Farfetch Ltd., Class A *	203,822	1,000,766
Games Workshop Group PLC	31,588	3,762,476
Hargreaves Lansdown PLC	278,833	2,762,253
Intertek Group PLC	49,545	2,481,448
Rightmove PLC	756,084	5,262,835
Trainline PLC *	662,288	2,032,692
Weir Group PLC (The)	178,762	4,101,061
Wise PLC, Class A *	337,622	2,266,526
		36,484,713
UNITED STATES — 4.1%
Experian PLC	93,559	3,080,686
Mettler-Toledo International, Inc. *	5,144	7,871,400
Spotify Technology SA *	22,788	3,044,933
		13,997,019
Total Common Stocks (cost $253,892,290)		323,761,057

PREFERRED STOCKS — 2.1%

GERMANY — 2.1%
Sartorius AG 0.38% (cost $2,037,680)	17,032	7,178,243

TOTAL INVESTMENTS — 98.6% (cost $255,929,970)		$330,939,300
Other assets less liabilities — 1.4%		4,688,030
NET ASSETS — 100.0%		$335,627,330

*	Non-income producing security.

ADR	—	American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the year ended December 31, 2022.

Portfolio of Investments

March 31, 2023 (unaudited)

Baillie Gifford International All Cap Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$52,758,682	$271,002,375	$—	$323,761,057
Preferred Stocks**	—	7,178,243	—	7,178,243
Total	$52,758,682	$278,180,618	$—	$330,939,300

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the year ended December 31, 2022.